Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan Administrator has evaluated all subsequent events through June 26, 2026, the date the financial statements were issued, and made any necessary adjustments and disclosures, as applicable.